UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-23665
Invesco Dynamic Credit Opportunity Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919
Date of fiscal year end:
 February 28
Date of reporting period:
 August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Dynamic Credit Opportunity Fund
Nasdaq:
A: XCRTX
∎
AX: XAXCX
∎
Y: XCYOX
∎
R6: XCRRX

2	Fund Performance
4	Consolidated Schedule of Investments
14	Consolidated Financial Statements
18	Consolidated Financial Highlights
22	Notes to Consolidated Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current
month-end
Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data is provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 2/28/25 to 8/31/25, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.74%
Class AX Shares	3.87
Class Y Shares	3.78
Class R6 Shares	3.86
S&P UBS Leveraged Loan Index ▼ (Style-Specific Index)	3.29
Source(s): ▼ Bloomberg LP

T he S&P UBS Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment-grade loans.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting
invesco.com/us
. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
 Also, visit
blog.invesco.us.com
, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Dynamic Credit Opportunity Fund

Average Annual Total Returns
As of 8/31/25, including maximum applicable sales charges

Class A Shares
10 Years	6.47%
5 Years	8.57
1 Year	5.82

Class AX Shares
Inception (6/26/07)	5.77%
10 Years	7.09
5 Years	9.57
1 Year	9.76

Class Y Shares
10 Years	7.10%
5 Years	9.59
1 Year	9.77

Class R6 Shares
10 Years	7.13%
5 Years	9.66
1 Year	9.73
The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end
performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The returns shown prior to November 1, 2021 are those of Invesco Dynamic Credit Opportunities Fund (the predecessor fund), a listed closed-end
fund. Common Shares of the predecessor fund were reorganized into Class AX shares of the Fund on November 1, 2021.
Returns shown for Class AX shares prior to November 1, 2021 are those of the Common Shares of the predecessor fund. Returns shown for Class A, Class Y and Class R6 shares prior to November 1, 2021 are those of the Common Shares of the predecessor fund restated to reflect any applicable Rule
12b-1
fees and sales charges of the respective class.
Class A share performance reflects the maximum 3.25% sales charge. Class A shares, Class AX shares, Class Y shares and Class R6 shares have no early withdrawal charges, except that an early withdrawal charge of 1.00% may be imposed on certain repurchases of Class A shares made by the Fund within eighteen months of purchase upon which a sales charge was not paid; such charge is not reflected in the returns shown above. Class AX shares also do not have a front-end
sales charge or a CDSC. Class Y shares and Class R6 shares
do not have a
front-end
sales charge or a CDSC, therefore performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Dynamic Credit Opportunity Fund

Consolidated Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Variable Rate Senior Loan Interests–85.55% (b)(c)
Aerospace & Defense–1.38%
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%) (d)	9.29%	08/15/2031	$ 707	$692,356
FDH Group Acquisition, Inc.
Delayed Draw Term Loan (d)(e)(f)	0.00%	11/04/2031	167	166,358
Delayed Draw Term Loan (1 mo. Term SOFR + 4.75%) (d)(e)	9.07%	11/04/2031	105	104,363
Term Loan B (1 mo. Term SOFR + 4.75%) (d)(e)	9.05%	11/04/2031	724	720,558
NAC Aviation 8 Ltd. (Ireland), Revolver Loan (d)(f)	0.00%	12/31/2026	1,642	1,642,458
Propulsion (BC) Newco LLC (aka ITP Aero), Term Loan (1 mo. Term SOFR + 2.75%)	7.04%	09/14/2029	223	224,385
				3,550,478

Beverage & Tobacco–0.18%
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (d)	10.57%	09/30/2030	450	337,179
Super Priority Term Loan (3 mo. Term SOFR + 1.50%) (d)	6.09%	09/30/2030	152	137,174
				474,353

Building & Development–3.36%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	05/28/2030	1,458	1,465,736
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $1,555,951) (d)(g)	9.57%	08/03/2029	2,144	1,354,127
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $583,290) (d)(g)	10.07%	08/03/2029	644	554,625
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $626,615) (d)(g)	10.07%	08/03/2029	638	549,373
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/11/2023-10/17/2023; Cost $933,344) (g)	7.91%	04/01/2028	1,044	724,274
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.17%	02/16/2029	1,539	1,486,252
OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.62%) (d)(e)	9.92%	12/06/2031	588	593,175
Term Loan B (3 mo. Term SOFR + 5.75%) (d)(e)	9.92%	12/06/2031	1,905	1,920,525
				8,648,087

Business Equipment & Services–8.32%
Constant Contact, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.58%	02/10/2028	916	877,778
Deerfield Dakota Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027	1,690	1,686,153
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	04/26/2029	609	582,226
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.07%	05/12/2028	1,580	1,493,843
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028	198	198,908
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.10%) (d)(e)	9.30%	10/14/2027	1,490	1,489,737
Revolver Loan (d)(e)(f)	0.00%	10/14/2027	1,019	1,018,624
Term Loan (3 mo. Term SOFR + 5.00%) (d)(e)	9.30%	10/14/2027	6,881	6,880,802
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023; Cost $5,078,379) (g)	12.06%	06/30/2028	5,078	5,008,551
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.58%	03/04/2028	1,775	1,512,764
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%) (d)	10.20%	03/20/2027	915	661,993
				21,411,379

Cable & Satellite Television–13.41%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR 3,059	3,025,536
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR 2,265	2,239,739
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.88%) (d)(e)	10.22%	08/31/2028	18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.50%) (d)(e)	7.54%	08/31/2028	EUR 1,886	2,206,169
Numericable-SFR S.A. (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.53%	08/15/2028	EUR 7,368	7,929,795

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4	Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Cable & Satellite Television–(continued)
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.25%)	7.37%	03/31/2031	$ 750		$736,924
					34,513,309

Chemicals & Plastics–7.20%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		1,078	1,018,192
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%) (d)	7.32%	08/18/2028		99	99,622
Discovery Purchaser Corp. (BES), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.08%	10/04/2029		1,110	1,108,690
Ineos US Finance LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	02/18/2030		1,197	1,102,220
Oxea Corp. (OQ Chemicals) (Oman) Term Loan B-1 (3 mo. EURIBOR + 4.25%)	6.19%	04/07/2031	EUR	2,120	2,362,743
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.64%	04/07/2031		1,516	1,408,578
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.19%	09/15/2028		655	656,692
Trinseo Materials Operating S.C.A. Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.96%	05/03/2028		987	264,477
Term Loan A (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028		312	311,668
Term Loan B (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028		2,294	2,296,004
Term Loan C (3 mo. Term SOFR + 8.50%)	12.82%	05/03/2028		271	271,003
Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	04/04/2029		510	466,974
V Global Holdings LLC Revolver Loan (1 mo. USD LIBOR + 5.75%) (d)(e)	10.17%	12/22/2027		774	731,439
Revolver Loan (d)(e)(f)	0.00%	12/22/2027		71	67,259
Term Loan (3 mo. Term SOFR + 5.90%) (d)(e)	10.14%	12/22/2027		6,723	6,352,846
					18,518,407

Containers & Glass Products–9.91%
Keg Logistics LLC Revolver Loan (3 mo. Term SOFR + 3.10%) (d)(e)	0.50%	11/23/2027		1,366	1,273,346
Term Loan A (3 mo. Term SOFR + 6.90%) (d)(e)	11.11%	11/23/2027		20,730	19,319,926
Klockner (KPERST/Kleopatra), Term Loan B (3 mo. EURIBOR + 4.73%) (Acquired 01/09/2024-01/10/2024; Cost $3,221,709) (g)	6.78%	02/12/2026	EUR	3,000	2,263,756
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 03/29/2024-01/23/2025; Cost $1,880,564) (g)	10.96%	11/22/2027		1,903	1,843,563
Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2, (1 mo. Term SOFR + 3.86%)	2.25%	10/04/2028		936	797,883
					25,498,474

Cosmetics & Toiletries–0.49%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	01/30/2031		1,254	1,257,805

Ecological Services & Equipment–1.57%
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	12/29/2028	EUR	3,506	4,045,824

Electronics & Electrical–7.56%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. Term SOFR + 4.90%)	9.22%	04/30/2028		1,405	1,222,650
Infinite Electronics First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.32%	03/02/2028		863	819,112
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.57%	03/02/2029		473	417,846
KnowBe4 (aka Oranje MidCo, LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	0.00%	07/26/2032		127	127,282
Learning Pool (Brook Bidco Ltd.) (United Kingdom) Term Loan (3 mo. SONIA + 7.03%) (d)	11.24%	07/10/2028	GBP	646	838,697
Term Loan (6 mo. Term SOFR + 7.34%) (d)	11.71%	08/17/2028		862	824,732
Mavenir Systems, Inc., Second Lien Term Loan (d)	12.00%	07/28/2030		159	113,600
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.35%	03/01/2029		998	955,514
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.81%	07/01/2031		135	133,421
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%) (Acquired 04/25/2019-08/18/2025; Cost $3,214,156) (g)	10.68%	04/30/2026		3,225	2,826,999
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 8.00%) (Acquired 01/14/2022-06/10/2025; Cost $1,484,333) (d)(g)	5.96%	03/03/2028	EUR	1,311	1,253,208
Quest Software US Holdings, Inc. First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.71%	02/01/2029		1,613	1,336,588
First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.31%	02/01/2029		625	646,491

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Electronics & Electrical–(continued)
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.10%) (Acquired 10/01/2024; Cost $0) (d)(g)	12.40%	10/01/2029	$	0	$0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	04/05/2030		1,161	1,003,981
Riverbed Technology LLC, PIK Term Loan, 2.00% PIK Rate, 6.80% Cash Rate (h)	2.00%	07/01/2028		1,631	811,608
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		1,061	1,044,016
Utimaco (SGT Ultimate BidCo GmbH) (Germany) Term Loan B-1 (6 mo. EURIBOR + 5.75%) (d)	7.79%	05/31/2029	EUR	2,932	3,429,973
Term Loan B-2 (6 mo. Term SOFR + 5.75%) (d)	10.01%	05/31/2029		1,646	1,645,484
					19,451,202

Financial Intermediaries–0.48%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	10/06/2028		93	93,409
Eisner Advisory Group LLC, Delayed Draw Term Loan (d)(f)	0.00%	02/28/2031		576	578,121
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.20%	02/18/2027		557	552,959
					1,224,489

Food Products–10.17%
BrightPet (AMCP Pet Holdings, Inc.) Incremental Term Loan B (3 mo. Term SOFR + 4.15%) (d)(e)	11.46%	10/05/2026		4,102	3,826,990
Revolver Loan (3 mo. Term SOFR + 7.15%) (d)(e)	11.40%	10/05/2026		1,513	1,412,144
Term Loan (3 mo. Term SOFR + 7.00%) (d)(e)	3.00%	10/05/2026		3,990	3,722,398
Florida Food Products LLC First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 05/09/2025-05/27/2025; Cost $821,587) (g)	9.56%	10/18/2028		1,095	759,989
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $1,008,330) (d)(g)	12.56%	10/18/2029		1,028	488,162
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%) (d)(e)	3.40%	12/18/2025		16,171	14,473,214
Western Smokehouse Partners Delayed Draw Term Loan (d)(e)(f)	0.00%	03/31/2029		122	120,024
Delayed Draw Term Loan (1 mo. Term SOFR + 5.75%) (d)(e)	10.06%	03/31/2029		28	27,535
Revolver Loan (d)(e)(f)	0.00%	03/31/2029		56	55,071
Term Loan B (1 mo. Term SOFR + 5.75%) (d)(e)	10.08%	03/31/2029		1,318	1,294,285
					26,179,812

Food Service–0.47%
Selecta Group B.V. (Netherlands) Term Loan (Acquired 06/06/2025; Cost $1,192,948) (d)(f)(g)	0.00%	08/01/2030		405	462,068
Term Loan (Acquired 06/06/2025; Cost $1,192,948) (d)(g)	7.47%	08/01/2030	EUR	662	753,900
					1,215,968

Forest Products–0.46%
NewLife Forest Restoration LLC, Term Loan (d)	10.00%	04/10/2029		1,196	1,196,015

Health Care–7.14%
Capitol Imaging Services LLC Delayed Draw Term Loan (d)(e)(f)	0.00%	01/03/2030		94	93,020
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%) (d)(e)	1.00%	01/03/2030		283	279,059
Revolver Loan (d)(e)(f)	0.00%	01/03/2030		94	93,020
Revolver Loan (3 mo. Term SOFR + 5.25%) (d)(e)	0.50%	01/03/2030		34	33,825
Term Loan B (3 mo. Term SOFR + 5.25%) (d)(e)	9.55%	12/31/2029		1,985	1,960,475
Cerba (Chrome Bidco) (France) Incremental Term Loan D (3 mo. EURIBOR + 5.45%)	7.51%	02/16/2029	EUR	3,000	2,440,996
Term Loan B (1 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	4,000	3,243,079
Global Medical Response, Inc., PIK Term Loan, 0.75% PIK Rate, 8.95% Cash Rate (h)	0.75%	10/31/2028		1,568	1,570,805
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG) First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.59%	12/17/2028		97	96,675
Term Loan (1 mo. Term SOFR + 4.00%)	8.34%	12/17/2028		495	481,153
Term Loan (1 mo. Term SOFR + 4.11%) (d)	8.46%	12/17/2028		437	380,147

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Health Care–(continued)
SDB Holdco LLC (Specialty Dental Brands) Delayed Draw Term Loan (d)(e)(f)	0.00%	03/18/2027		27	$27,960
Delayed Draw Term Loan (1 mo. Term SOFR + 5.10%) (d)(e)	1.25%	03/18/2027	$	728	763,459
Term Loan A (1 mo. Term SOFR + 11.33%) (d)(e)	6.39%	03/18/2027		6,430	6,185,816
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	12/04/2031		158	157,757
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		564	561,758
					18,369,004

Home Furnishings–1.71%
Hilding Anders AB (Sweden) Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR	387	453,084
Term Loan (6 mo. EURIBOR + 10.00%) (d)	12.14%	12/31/2026	EUR	534	624,366
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		997	999,883
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	0.00%	12/02/2031		562	565,525
Serta Simmons Bedding LLC First Lien Term Loan (3 mo. Term SOFR + 7.62%) (d)	11.94%	06/29/2028		120	119,816
Term Loan (3 mo. Term SOFR + 7.50%)	11.91%	06/29/2028		1,689	1,572,244
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	10/30/2027		71	71,303
					4,406,221

Industrial Equipment–1.59%
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031		317	318,243
Kantar (Summer BC Bidco/KANGRP) (Luxembourg) Revolver Loan (d)(f)	0.00%	06/04/2026		2,388	2,280,449
Revolver Loan (d)	1.05%	06/04/2026		112	107,051
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		458	459,262
Tank Holding Corp. Revolver Loan (d)(f)	0.00%	03/31/2028		176	162,347
Term Loan (1 mo. Term SOFR + 6.00%)	10.17%	03/31/2028		552	526,241
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (1 mo. Term SOFR + 7.00%) (d)	11.43%	11/19/2029		259	250,375
					4,103,968

Leisure Goods, Activities & Movies–2.82%
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.85%	12/02/2031		2,610	2,611,032
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.82%	02/05/2029		499	502,977
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan (f)	0.00%	03/16/2026	EUR	1,529	1,681,459
Vue International Bidco PLC (United Kingdom) Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 627,494) (d)(g)	2.36%	12/31/2027	EUR	810	1,274,347
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $ 531,979) (d)(g)	8.40%	12/31/2027	EUR	501	781,291
Term Loan (6 mo. EURIBOR + 8.00%) (d)	10.26%	06/30/2027	EUR	231	402,670
					7,253,776

Lodging & Casinos–1.03%
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	7.57%	01/27/2029		973	973,092
Voyager Parent, LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.04%	05/10/2032		1,672	1,677,855
					2,650,947

Nonferrous Metals & Minerals–0.10%
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%) (d)	10.08%	05/30/2030		269	245,408

Oil & Gas–1.53%
McDermott International Ltd. LOC (f)	0.00%	06/30/2027		2,601	2,197,677
LOC (3 mo. Term SOFR + 4.26%)	8.85%	06/30/2027		1,306	959,665
PIK Term Loan, 3.00% PIK Rate, 5.43% Cash Rate (h)	3.00%	12/31/2027		1,202	658,370
Term Loan (1 mo. Term SOFR + 3.00%)	7.43%	06/30/2027		180	133,016
					3,948,728

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Publishing–0.77%
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.67%	04/09/2029	$2,089	$1,969,310

Radio & Television–0.16%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029	479	404,714

Retailers (except Food & Drug)–0.60%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	01/31/2032	1,197	1,201,930
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	06/11/2031	29	28,312
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.36%	08/06/2032	327	324,527
				1,554,769

Surface Transport–0.67%
Source Holding Delaware LLC Delayed Draw Term Loan (d)(e)(f)	0.00%	02/07/2031	389	383,938
Revolver Loan (d)(e)(f)	0.00%	02/07/2031	151	149,736
Revolver Loan (3 mo. Term SOFR + 4.75%) (d)(e)	0.50%	02/07/2031	43	42,233
Term Loan A (3 mo. Term SOFR + 4.75%) (d)(e)	8.96%	02/07/2031	902	890,736
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.45% Cash Rate (Acquired 10/03/2024-08/07/2025; Cost $268,442) (d)(g)(h)	7.25%	10/03/2029	282	256,971
				1,723,614

Telecommunications–2.21%
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	09/27/2029	672	665,194
MLN US HoldCo LLC (dba Mitel) Term Loan B (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-08/21/2025; Cost $538,897) (g)	2.50%	05/08/2028	549	525,436
Term Loan B (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-08/21/2025; Cost $1,801,683) (g)	6.00%	06/01/2030	2,085	1,730,346
U.S. TelePacific Corp., Third Lien Term Loan (3 mo. Term SOFR + 1.00%) (d)	6.50%	05/02/2027	100	0
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.62%)	8.97%	05/30/2030	751	746,828
Zayo Group Holdings, Inc. Incremental Term Loan (1 mo. Term SOFR + 4.18%) (Acquired 04/29/2022; Cost $1,787,463) (g)	8.49%	03/09/2027	1,805	1,776,764
Term Loan (1 mo. Term SOFR + 3.00%) (Acquired 08/15/2025-08/20/2025; Cost $251,685) (g)	7.43%	03/09/2027	258	250,448
				5,695,016

Utilities–0.26%
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	04/03/2028	668	672,326
Total Variable Rate Senior Loan Interests (Cost $229,674,945)				220,183,403

			Shares
Common Stocks & Other Equity Interests–18.98% (i)
Aerospace & Defense–0.38%
Black Diamond Therapeutics, Inc. (d)			1,382,229	746,403
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759) (d)(e)(g)			220	0
IAP Worldwide Services, Inc., Class A (d)			221,331	221,331
				967,734

Automotive–0.04%
Cabonline, Class D (Acquired 10/30/2023; Cost $57,053) (Sweden) (d)(g)			63,547,434	90,643
Cabonline, Class D1 (Acquired 10/30/2023; Cost $2) (Sweden) (d)(g)			2,236,496	238
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden) (d)(g)			1,908,761	102
Muth Mirror Systems LLC (d)(e)			29,146	0
Muth Mirror Systems LLC, Wts. (d)(e)			195,471	0
				90,983

Beverage & Tobacco–0.00%
City Brewing Co. LLC (d)			3,052	2,469

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Dynamic Credit Opportunity Fund

	Shares	Value
Brokers, Dealers & Investment Houses–1.89%
Seawolf Buyer LLC (d)	3,721,124	$3,665,308
Seawolf Buyer LLC (d)	604,079	595,017
Seawolf Buyer LLC (d)	604,079	599,548
		4,859,873

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $24,140,508) (d)(g)	2,338	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $285,788) (d)(g)	28	0
		0

Business Equipment & Services–8.14%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $2,346,937) (d)(g)	116,589	5,471,522
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,158,157) (d)(g)	47,743	15,466,788
		20,938,310

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A, PIK Term Loan, 6.90% PIK Rate, 4.68% Cash Rate (Acquired 09/19/2023; Cost $0) (Germany) (d)(g)(h)	18,948	0

Containers & Glass Products–0.32%
Libbey Glass LLC (Acquired 11/13/2020-08/27/2025; Cost $294,274) (d)(g)	64,131	815,105

Electronics & Electrical–0.00%
Riverbed Technology LLC, Class B (Acquired 07/03/2023; Cost $5,458) (d)(g)	41,987	2,120
Sandvine Corp. (Acquired 06/28/2024; Cost $0) (d)(g)	5,849	0
		2,120

Financial Intermediaries–2.22%
RJO Holdings Corp. (d)	5,394	4,029,671
RJO Holdings Corp., Class A (d)	1,142	720,414
RJO Holdings Corp., Class B (d)	3,333	694,733
RJO Holdings Corp., Rts. (d)	155	266,215
		5,711,033

Food Service–0.65%
Selecta Group B.V., Class A1 (Switzerland) (d)(j)	11,326	1,325,029
Selecta Group B.V., Class A2 (Switzerland) (d)(j)	2,999	350,853
		1,675,882

Forest Products–1.31%
NewLife Forest Restoration LLC (d)	39,150	3,376,321

Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands) (d)(e)	5,863,446	0

Home Furnishings–0.23%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $9,550) (g)	61,610	603,778

Industrial Equipment–0.02%
North American Lifting Holdings, Inc.	62,889	56,600

Leisure Goods, Activities & Movies–1.31%
Crown Finance US, Inc.	149,869	3,377,449
Vue Entertainment International Ltd., Class A4 (United Kingdom) (d)	445,416	0
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)	2,084	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)	1,026,420	1
Vue International Bidco PLC, Class A3 (United Kingdom) (d)	638,918	1
		3,377,451

Oil & Gas–1.09%
McDermott International Ltd. (k)	106,979	1,123,280

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Dynamic Credit Opportunity Fund

	Shares	Value

Oil & Gas–(continued)
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743) (d)(g)	163,748	$8,187
Talos Energy, Inc. (k)	110,472	1,091,463
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487) (g)	376,237	583,355
		2,806,285

Radio & Television–0.00%
iHeartMedia, Inc., Class B (d)(k)	42	63

Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.	420	27
Vivarte S.A.S.U., Pfd. (France) (d)	1,220,502	0
		27

Surface Transport–0.79%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133) (d)(g)	8,956	931,066
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/20/2025; Cost $120,110) (d)(g)	206,752	129,220
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183) (d)(g)	9,414	978,679
		2,038,965

Telecommunications–0.59%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $949,642) (d)(g)	263,002	1,517,521
Total Common Stocks & Other Equity Interests (Cost $71,094,887)		48,840,520

	Interest Rate	Maturity Date		Principal Amount (000) (a)
Non-U.S. Dollar Denominated Bonds & Notes–6.08% (l)
Automotive–0.36%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $166,849) (g)(j)	10.00%	03/19/2028	SEK	1,909	194,113
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109) (g)(j)	12.00%	03/19/2028	SEK	3,818	388,226
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $784,118) (g)(j)(m)	0.00%	04/19/2029	SEK	7,380	347,012
					929,351

Financial Intermediaries–5.29%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/24/2021; Cost $10,605,861) (d)(g)(j)(n)	9.52%	07/15/2030	EUR	8,976	5,408,026
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 7.45%) (j)(n)	9.46%	05/01/2029	EUR	742	642,958
Garfunkelux Holdco 3 S.A. (Luxembourg) (j)	9.00%	09/01/2028	EUR	1,540	1,852,035
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 7.45%) (j)(n)	9.46%	05/01/2029	EUR	2,433	2,107,615
Garfunkelux Holdco 4 S.A. (Luxembourg) (h)(j)	10.50%	05/01/2030	EUR	413	87,503
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (j)(n)	7.48%	12/15/2029	EUR	3,000	3,513,690
					13,611,827

Food Service–0.43%
Seagull Bidco Ltd. (Switzerland) (d)(j)	15.00%	10/01/2030		940	1,100,014
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $20,291,397)					15,641,192

	Shares
Preferred Stocks–2.89% (i)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd. (d)(e)	2,844,928	0

Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287) (d)(g)	288,392	1,701

Surface Transport–2.89%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436) (d)(g)	42,058	4,372,350

Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (d)	29,536	3,070,562

		7,442,912

Total Preferred Stocks (Cost $2,831,369)		7,444,613

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
U.S. Dollar Denominated Bonds & Notes–1.35%
Aerospace & Defense–0.36%
Rand Parent LLC (j)	8.50%	02/15/2030	$890	$923,149
Building & Development–0.08%
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $413,165) (g)(j)	6.13%	04/01/2029	564	205,860

Business Equipment & Services–0.35%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (j)	9.00%	08/01/2029	875	902,016

Food Products–0.29%
Teasdale Foods, Inc. (Acquired 12/18/2020-06/30/2025; Cost $3,260,272) (d)(e)(g)	0.00%	06/18/2026	3,287	0
Viking Baked Goods Acquisition Corp. (j)	8.63%	11/01/2031	762	756,575
				756,575

Health Care–0.09%
Organon & Co./Organon Foreign Debt Co-Issuer B.V. (j)	6.75%	05/15/2034	230	218,033

Retailers (except Food & Drug)–0.18%
PetSmart LLC/PetSmart Finance Corp. (j)	7.50%	09/15/2032	470	466,296
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,790,929)				3,471,929

Asset-Backed Securities–0.24%
Structured Products–0.24%
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%) (j)(n) (Cost $600,000)	9.33%	03/20/2038	600	612,856
TOTAL INVESTMENTS IN SECURITIES–115.09% (Cost $331,283,527)				296,194,513
BORROWINGS–(23.02)%				(59,250,000)
OTHER ASSETS LESS LIABILITIES–7.93%				20,419,493
NET ASSETS–100.00%				$257,364,006

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Dynamic Credit Opportunity Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(g)	Restricted security. The aggregate value of these securities at August 31, 2025 was $62,953,811, which represented 24.46% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Securities acquired through the restructuring of senior loans.
(j)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $21,401,859, which represented 8.32% of the Fund’s Net Assets.

(k)	Non-income producing security.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.

(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,647,471	$(11,647,471)	$-	$-	$-	$8,166
Invesco Treasury Portfolio, Institutional Class	-	7,764,981	(7,764,981)	-	-	-	5,403
Total	$-	$19,412,452	$(19,412,452)	$-	$-	$-	$13,569
The aggregate value of securities considered illiquid at August 31, 2025 was $198,590,059, which represented 77.12% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
10/31/2025	Barclays Bank PLC	USD	466,844	EUR	401,174	$4,228
09/29/2025	BNP Paribas S.A.	EUR	17,746,605	USD	20,967,498	171,004
09/29/2025	BNP Paribas S.A.	USD	1,122,628	SEK	10,638,642	3,291
10/31/2025	BNP Paribas S.A.	EUR	18,396,847	USD	21,660,250	58,049
10/31/2025	BNP Paribas S.A.	GBP	370,651	USD	501,576	388
09/29/2025	Canadian Imperial Bank of Commerce	GBP	347,947	USD	470,764	361
09/29/2025	Citibank N.A.	GBP	342,754	USD	463,622	239
10/31/2025	Morgan Stanley and Co. International PLC	EUR	18,396,848	USD	21,666,885	64,685
09/29/2025	Royal Bank of Canada	EUR	18,015,493	USD	21,298,204	186,612
10/31/2025	Royal Bank of Canada	EUR	18,396,848	USD	21,687,400	85,199
10/31/2025	Royal Bank of Canada	GBP	370,651	USD	501,638	450
09/29/2025	State Street Bank & Trust Co.	GBP	347,947	USD	470,588	185
09/29/2025	Toronto Dominion Bank	EUR	18,015,493	USD	21,286,688	175,096
10/31/2025	Toronto Dominion Bank	GBP	370,651	USD	501,836	649
09/29/2025	UBS	USD	1,169,129	EUR	1,000,000	2,729
Subtotal–Appreciation						753,165

Currency Risk
09/29/2025	BNP Paribas S.A.	SEK	10,417,572	USD	1,099,226	(3,297)
09/29/2025	BNP Paribas S.A.	USD	21,617,379	EUR	18,396,847	(58,894)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
09/29/2025	BNP Paribas S.A.	USD	501,487	GBP	370,651	$(389)
10/31/2025	BNP Paribas S.A.	SEK	10,638,642	USD	1,124,917	(3,355)
09/29/2025	JP Morgan Chase Bank	EUR	2,412,952	USD	2,824,563	(3,073)
09/29/2025	Morgan Stanley and Co. International PLC	SEK	106,544	USD	11,194	(82)
09/29/2025	Morgan Stanley and Co. International PLC	USD	21,624,272	EUR	18,396,847	(65,787)
09/29/2025	Royal Bank of Canada	USD	21,644,572	EUR	18,396,848	(86,086)
09/29/2025	Royal Bank of Canada	USD	501,546	GBP	370,651	(448)
09/29/2025	State Street Bank & Trust Co.	GBP	73,305	USD	98,462	(641)
09/29/2025	State Street Bank & Trust Co.	SEK	114,526	USD	11,967	(154)
09/29/2025	Toronto Dominion Bank	USD	501,750	GBP	370,651	(652)
Subtotal–Depreciation						(222,858)
Total Forward Foreign Currency Contracts						$530,307
Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2025

BB+	0.03%
BB	0.07
BB-	1.42
B+	1.30
B	8.11
B-	9.75
CCC+	5.64
CCC	2.33
CCC-	2.73
CC	1.25
C	0.15
D	3.15
Non-Rated	48.33
Equity	15.74

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Excluding	money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Dynamic Credit Opportunity Fund

Consolidated Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $331,283,527)	$296,194,513
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	753,165
Cash	6,693,069
Foreign currencies, at value (Cost $1,422,061)	1,421,859
Receivable for:
Investments sold	1,907,353
Fund shares sold	32,905
Dividends	29
Interest and fees	5,486,374
Investments matured, at value (Cost $34,695,555)	26,034,527
Investment for trustee deferred compensation and retirement plans	35,290
Other assets	33,061
Total assets	338,592,145

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	222,858
Payable for:
Borrowings	59,250,000
Investments purchased	4,049,274
Dividends	4,778,907
Accrued fees to affiliates	130,810
Accrued interest expense	614,741
Accrued trustees’ and officers’ fees and benefits	2,165
Accrued other operating expenses	434,623
Trustee deferred compensation and retirement plans	35,290
Unfunded loan commitments	11,709,471
Total liabilities	81,228,139
Net assets applicable to shares outstanding	$257,364,006

Net assets consist of:
Shares of beneficial interest	$438,574,107
Distributable earnings (loss)	(181,210,101)
$257,364,006

Net Assets:
Class A	$573,836
Class AX	$161,170,654
Class Y	$239,554
Class R6	$95,379,962

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	53,555
Class AX	15,049,353
Class Y	22,345
Class R6	8,900,211
Class A:
Net asset value per share	$10.71
Maximum offering price per share (Net asset value of $10.71 ÷ 96.75%)	$11.07
Class AX:
Net asset value and offering price per share	$10.71
Class Y:
Net asset value and offering price per share	$10.72
Class R6:
Net asset value and offering price per share	$10.72

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Dynamic Credit Opportunity Fund

Consolidated Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:
Interest	$13,756,028
Dividends	193,735
Dividends from affiliated money market funds	13,569
Pay-in-kind interest income	1,415,412
Total investment income	15,378,744

Expenses:
Advisory fees	2,014,650
Administrative services fees	17,162
Custodian fees	19,817
Distribution fees:
Class A	469
Interest, facilities and maintenance fees	2,181,713
Transfer agent fees	127,805
Transfer agent fees – R6	16,840
Trustees’ and officers’ fees and benefits	11,517
Registration and filing fees	26,165
Reports to shareholders	112,485
Professional services fees	221,541
Other	27,521
Total expenses	4,777,685
Less: Expenses reimbursed and/or expense offset arrangement(s)	(6,678)
Net expenses	4,771,007
Net investment income	10,607,737

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(12,246,210)
Foreign currencies	72,095
Forward foreign currency contracts	(8,994,429)
(21,168,544)
Change in net unrealized appreciation of:
Unaffiliated investment securities	20,529,101
Foreign currencies	23,716
Forward foreign currency contracts	1,551,681
22,104,498
Net realized and unrealized gain	935,954
Net increase in net assets resulting from operations	$11,543,691

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Dynamic Credit Opportunity Fund

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31,	February 28,
	2025	2025

Operations:
Net investment income	$10,607,737	$36,132,073

Net realized gain (loss)	(21,168,544)	2,894,415

Change in net unrealized appreciation (depreciation)	22,104,498	(13,200,080)

Net increase in net assets resulting from operations	11,543,691	25,826,408

Distributions to shareholders from distributable earnings:
Class A	(20,823)	(21,621)

Class AX	(9,435,271)	(30,819,518)

Class Y	(7,850)	(21,257)

Class R6	(5,364,367)	(4,395,585)

Total distributions from distributable earnings	(14,828,311)	(35,257,981)

Share transactions–net:
Class A	317,997	127,338

Class AX	(13,853,543)	(168,254,068)

Class Y	212,360	(283,901)

Class R6	11,871,744	85,000,000

Net increase (decrease) in net assets resulting from share transactions	(1,451,442)	(83,410,631)

Net increase (decrease) in net assets	(4,736,062)	(92,842,204)

Net assets:
Beginning of period	262,100,068	354,942,272

End of period	$257,364,006	$262,100,068

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Dynamic Credit Opportunity Fund

Consolidated Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$11,543,691

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(47,993,257)

Proceeds from sales of investments	68,926,219

Purchases of short-term investments, net	(1,873,143)

Amortization (accretion) of premiums and discounts, net	229,723

Net realized loss from investment securities	12,246,210

Net change in unrealized appreciation on investment securities	(20,529,101)

Net change in unrealized appreciation on forward foreign currency contracts and foreign currency	(1,554,160)

Change in operating assets and liabilities:

Increase in receivables and other assets	(847,298)

Increase in accrued expenses and other payables	389,005

Net cash provided by operating activities	20,537,889

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(12,022,873)

Proceeds from shares of beneficial interest sold	12,593,502

Disbursements from shares of beneficial interest reacquired	(17,128,259)

Proceeds from borrowings	20,000,000

Repayment from borrowings	(25,250,000)

Net cash provided by (used in) financing activities	(21,807,630)

Cash impact from foreign exchange fluctuations:

Net change in appreciation on foreign currency	$2,479

Net decrease in cash and cash equivalents	(1,267,262)

Cash and cash equivalents at beginning of period	9,382,190

Cash and cash equivalents at end of period	$8,114,928

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,050,455

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$25,443

Cash paid during the period for interest, facilities and maintenance fees	$1,813,335

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Dynamic Credit Opportunity Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	August 31,		February 28,	February 29,		February 28,		February 28,
Class A	2025		2025	2024		2023		2022 (a)
Net asset value, beginning of period	$10.86		$11.18	$11.24		$12.27		$12.46
Net investment income (b)	0.42		1.24	1.21		0.79		0.85
Net gains (losses) on securities (both realized and unrealized)	0.04		(0.35)	(0.14)		(0.92)		(0.90)
Total from investment operations	0.46		0.89	1.07		(0.13)		(0.05)
Less: Dividends from net investment income	(0.61)		(1.21)	(1.13)		(0.90)		(0.14)
Net asset value, end of period	$10.71		$10.86	$11.18		$11.24		$12.27
Total return at net asset value (c)	4.28%		8.28%	9.92%		(1.03)%		(0.38)%
Net assets, end of period (000’s omitted)	$574		$258	$137		$91		$12
Portfolio turnover rate (d)	14%		27%	27%		22%		96%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.95	% (e)	4.25%	4.40	% (f)	4.27	% (f)	2.84	% (e) , (f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.27	% (e)	2.32%	2.34%		2.37%		2.32	% (e)
Without fee waivers and/or expense reimbursements	3.96	% (e)	4.26%	4.40%		4.27%		2.84	% (e)
Ratio of net investment income	7.86	% (e)	11.31%	10.87%		7.06%		4.91	% (e)

Senior indebtedness:
Total borrowings (000’s omitted)	$59,250		$64,500	$87,000		$136,000		$217,000
Asset coverage per $1,000 unit of senior indebtedness (g)	$5,344		$5,064	$5,080		$4,132		$3,867

(a)	Commencement date of November 1, 2021.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Annualized.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)
Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Dynamic Credit Opportunity Fund

Consolidated Financial Highlights
–(continued)

	Six months ended August 31,		Year Ended February 28,	Year Ended February 29,		Years Ended February 28,
Class AX (a)	2025		2025	2024		2023		2022		2021
Net asset value, beginning of period	$10.85		$11.18	$11.23		$12.27		$12.02		$12.35
Net investment income (b)	0.44		1.27	1.24		0.88		0.65		0.62
Net gains (losses) on securities (both realized and unrealized)	0.04		(0.36)	(0.13)		(0.99)		0.38		(0.05)
Total from investment operations	0.48		0.91	1.11		(0.11)		1.03		0.57
Less:
Dividends from net investment income	(0.62)		(1.24)	(1.16)		(0.93)		(0.78)		(0.74)
Return of capital	–		–	–		–		–		(0.16)
Total distributions	(0.62)		(1.24)	(1.16)		(0.93)		(0.78)		(0.90)
Net asset value, end of period	$10.71		$10.85	$11.18		$11.23		$12.27		$12.02
Market value per common share, end of period	N/A		N/A	N/A		N/A		N/A		$11.00
Total return at net asset value (c)	4.50%		8.44%	10.29%		(0.86)%		8.75%		7.11%
Total return at market value (d)	N/A		N/A	N/A		N/A		N/A		11.77%
Net assets, end of period (000’s omitted)	$161,171		$177,284	$354,477		$425,833		$622,174		$756,881
Portfolio turnover rate (e)	14%		27%	27%		22%		96%		83%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.70	% (f)	4.00%	4.15	% (g)	3.68	% (g)	2.52	% (g)	2.68	% (g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.02	% (f)	2.07%	2.09%		2.12%		1.96%		1.92%
Without fee waivers and/or expense reimbursements	3.71	% (f)	4.01%	4.15%		3.68%		2.52%		2.68%
Ratio of net investment income	8.11	% (f)	11.56%	11.12%		7.65%		5.23%		5.66%

Senior indebtedness:
Total borrowings (000’s omitted)	$59,250		$64,500	$87,000		$136,000		$217,000		$191,000
Asset coverage per $1,000 unit of senior indebtedness (h)	$5,344		$5,064	$5,080		$4,132		$3,867		$5,486
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A		N/A		N/A		$100,000
Asset coverage per preferred share (i)	N/A		N/A	N/A		N/A		N/A		$856,881
Liquidating preference per preferred share	N/A		N/A	N/A		N/A		N/A		$100,000

(a)
Prior to November 1, 2021, the Fund operated as a
Closed-End
non-interval
fund. On such date, holders of common shares of
Closed-End
Fund received Class AX shares of the Fund equal to the number of
Closed-End
Fund common shares they owned prior to Reorganization.

(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(f)	Annualized.
(g)	Includes fee waivers which were less than 0.005% per share.
(h)
Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(i)
Calculated by subtracting the Fund’s total liabilities (not including the preferred shares, at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Dynamic Credit Opportunity Fund

Consolidated Financial Highlights
–(continued)

	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	August 31,		February 28,	February 29,		February 28,		February 28,
Class Y	2025		2025	2024		2023		2022 (a)
Net asset value, beginning of period	$10.87		$11.18	$11.24		$12.27		$12.46
Net investment income (b)	0.44		1.28	1.23		0.87		0.86
Net gains (losses) on securities (both realized and unrealized)	0.03		(0.35)	(0.13)		(0.97)		(0.90)
Total from investment operations	0.47		0.93	1.10		(0.10)		(0.04)
Less: Dividends from net investment income	(0.62)		(1.24)	(1.16)		(0.93)		(0.15)
Net asset value, end of period	$10.72		$10.87	$11.18		$11.24		$12.27
Total return at net asset value (c)	4.41%		8.64%	10.19%		(0.75)%		(0.34)%
Net assets, end of period (000’s omitted)	$240		$28	$319		$10		$11
Portfolio turnover rate (d)	14%		27%	27%		22%		96%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.70	% (e)	4.00%	4.15	% (f)	3.68	% (f)	2.59	% (e),(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.02	% (e)	2.07%	2.09%		2.12%		2.07	% (e)
Without fee waivers and/or expense reimbursements	3.71	% (e)	4.01%	4.15%		3.68%		2.59	% (e)
Ratio of net investment income	8.11	% (e)	11.56%	11.12%		7.65%		5.16	% (e)

Senior indebtedness:
Total borrowings (000’s omitted)	$59,250		$64,500	$87,000		$136,000		$217,000
Asset coverage per $1,000 unit of senior indebtedness (g)	$5,344		$5,064	$5,080		$4,132		$3,867

(a)	Commencement date of November 1, 2021.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Annualized.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)
Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Dynamic Credit Opportunity Fund

Consolidated Financial Highlights
–(continued)

	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	August 31,		February 28,		February 29,		February 28,		February 28,
Class R6	2025		2025		2024		2023		2022 (a)
Net asset value, beginning of period	$10.86		$11.19		$11.24		$12.27		$12.46
Net investment income (b)	0.44		1.29		1.25		0.89		0.86
Net gains (losses) on securities (both realized and unrealized)	0.05		(0.36)		(0.13)		(0.98)		(0.90)
Total from investment operations	0.49		0.93		1.12		(0.09)		(0.04)
Less: Dividends from net investment income	(0.63)		(1.26)		(1.17)		(0.94)		(0.15)
Net asset value, end of period	$10.72		$10.86		$11.19		$11.24		$12.27
Total return at net asset value (c)	4.60%		8.59%		10.41%		(0.70)%		(0.33)%
Net assets, end of period (000’s omitted)	$95,380		$84,530		$9		$9		$10
Portfolio turnover rate (d)	14%		27%		27%		22%		96%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.60	% (e)	3.85	% (f)	4.05	% (f)	3.58	% (f)	2.55	% (e),(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.92	% (e)	1.92%		1.99%		2.02%		2.03	% (e)
Without fee waivers and/or expense reimbursements	3.60	% (e)	3.85	% (f)	4.05%		3.58%		2.55	% (e)
Ratio of net investment income	8.21	% (e)	11.71%		11.22%		7.75%		5.20	% (e)

Senior indebtedness:
Total borrowings (000’s omitted)	$59,250		$64,500		$87,000		$136,000		$217,000
Asset coverage per $1,000 unit of senior indebtedness (g)	$5,344		$5,064		$5,080		$4,132		$3,867

(a)	Commencement date of November 1, 2021.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(e)	Annualized.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)
Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Dynamic Credit Opportunity Fund

Notes to Consolidated Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Dynamic Credit Opportunity Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company that is operated as an interval fund and periodically offers its shares for repurchase.
The Fund may participate in direct lending opportunities through its indirect investment in the Invesco Dynamic Credit Opportunities Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Fund owns all beneficial and economic interests in the Invesco Dynamic Credit Opportunities Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Fund may invest up to 60% of its total net assets in originated loans.
The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Dynamic Credit Opportunity TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed two separate series (together, the “Series”). The Fund owns all beneficial and economic interests in the Subsidiary and each of the Subsidiary’s two series. The accompanying consolidated financial statements reflect the financial position of the Fund, its Loan Origination Trust, the Subsidiary and each of the Subsidiary’s two series and the results of operations on a consolidated basis.
The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or fixed rate senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund currently consists of four different classes of shares: Class A, Class AX, Class Y and Class R6 shares. Class AX shares are closed to new investors. Class Y shares are available only to certain investors. Class A shares are sold with a front-end
sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class AX, Class Y and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations
– Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

22	Invesco Dynamic Credit Opportunity Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as wellas other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend
date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.
Federal Income Taxes –
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses
– Fees provided for under the Rule
12b-1
plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.

I.	Indemnifications – Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund, under the LLC’s organizational

23	Invesco Dynamic Credit Opportunity Fund

documents, each member of the LLC and certain affiliated persons, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund, the LLC and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting
– The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

K.
Cash and Cash Equivalents –
For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L.
Securities Purchased on a When-Issued and Delayed Delivery Basis
– The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

M.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts
– The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Industry Focus
– To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

P.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Q.
Foreign Risk –
The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in
non-U.S.
issuers involves special risks, including that
non-U.S.
issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in
non-U.S.
dollar denominated investments will be subject to currency risk. The Fund also may hold
non-U.S.
dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

24	Invesco Dynamic Credit Opportunity Fund

R.
Leverage Risk
– The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

S.
Other Risks
- The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Fund is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.
The Fund is
non-diversified
and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s consolidated financial statements for purposes of GAAP.)
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of 1.25% of the Subsidiary’s average daily net assets. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 1.55%.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory
agreement with Invesco Capital Management LLC (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $294.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2025, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Transfer agent fees
.
The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class Y and Class R6 shares of the Fund. The Fund has adopted a plan pursuant to Rule
12b-1
under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the Fund’s average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by Class A shares of the Fund. For the six months ended August 31, 2025, expenses incurred under the Plan are shown in the Consolidated Statement of Operations as
Distribution fees
.
Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.

25	Invesco Dynamic Credit Opportunity Fund

NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Variable Rate Senior Loan Interests	$–	$98,177,003	$122,006,400	$220,183,403

Common Stocks & Other Equity Interests	2,214,743	4,621,209	42,004,568	48,840,520

Non-U.S. Dollar Denominated Bonds & Notes	–	9,133,152	6,508,040	15,641,192

Preferred Stocks	–	–	7,444,613	7,444,613

U.S. Dollar Denominated Bonds & Notes	–	3,471,929	0	3,471,929

Asset-Backed Securities	–	612,856	–	612,856

Total Investments in Securities	2,214,743	116,016,149	177,963,621	296,194,513

Other Investments - Assets*

Investments Matured	–	–	26,034,527	26,034,527

Forward Foreign Currency Contracts	–	753,165	–	753,165

	–	753,165	26,034,527	26,787,692

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(222,858)	–	(222,858)

Total Other Investments	–	530,307	26,034,527	26,564,834

Total Investments	$2,214,743	$116,546,456	$203,998,148	$322,759,347

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2025:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/28/25*	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3**	Level 3**	08/31/25
Variable Rate Senior Loan Interests	$138,681,178	$5,851,283	$(23,695,105)	$149,252	$(2,516,500)	$1,673,430	$4,458,303	$(2,595,441)	$122,006,400

Common Stocks & Other Equity Interests	24,954,728	7,941,089	(95,430)	607	–	9,203,574	–	–	42,004,568

Investments Matured	29,254,060	410,149	(271,122)	(90,176)	676	(3,269,060)	–	–	26,034,527

Preferred Stocks	7,817,236	–	–	–	–	(372,623)	–	–	7,444,613

Non-U.S. Dollar Denominated Bonds & Notes	1,494,500	1,073,565	(1,649,516)	68,696	9,218	635,682	4,875,895	–	6,508,040

U.S. Dollar Denominated Bonds & Notes	1,356,019	252,912	–	13,124	–	(1,622,055)	–	–	0

Total	$203,557,721	$15,528,998	$(25,711,173)	$141,503	$(2,506,606)	$6,248,948	$9,334,198	$(2,595,441)	$203,998,148

*	Prior year balances have been adjusted for a change in security classification.
**	Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

26	Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value	Valuation	Unobservable	Range of Unobservable	Weighted Average of Unobservable Inputs
	at 08/31/25	Technique	Inputs	Inputs	Based on Fair Value

Variable Rate Senior Loan Interests	$122,006,400	Comparable Companies	EBITDA Multiple	11.68x	-

		Discounted Cash Flow Model	Discount Rate	7.93% - 19.50%	13.52%

		Loan Origination Value	Original Cost	98.5% of Par	-

Common Stocks & Other Equity Interests	42,004,568	Comparable Companies	EBITDA Multiple	3.63x - 8.75x	5.81x

		Discounted Cash Flow Model	Discount Rate	14.50% - 77.50%	48.78%

			EBITDA Multiple	21.24x	-

Investments Matured	42,004,568	Expected Recovery	Anticipated Proceeds	61.40% -95.10% of Par	75.29% of Par

Preferred Stocks	7,444,613	Comparable Companies	EBITDA Multiple	8.75x	-

Non-U.S. Dollar Denominated Bonds & Notes	6,508,040	Third-Party Pricing	Broker Quote	60.25% of Par	-

U.S. Dollar Denominated Bonds & Notes	0	Discounted Cash Flow Model	Discount Rate	17.69%	-

Total	$219,968,189

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$753,165

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$753,165

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(222,858)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(222,858)

27	Invesco Dynamic Credit Opportunity Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$4,228	$–	$4,228	$–	$–	$4,228

BNP Paribas S.A.	232,732	(65,935)	166,797	–	–	166,797

Canadian Imperial Bank of Commerce	361	–	361	–	–	361

Citibank N.A.	239	–	239	–	–	239

JP Morgan Chase Bank	–	(3,073)	(3,073)	–	–	(3,073)

Morgan Stanley and Co. International PLC	64,685	(65,869)	(1,184)	–	–	(1,184)

Royal Bank of Canada	272,261	(86,534)	185,727	–	–	185,727

State Street Bank & Trust Co.	185	(795)	(610)	–	–	(610)

Toronto Dominion Bank	175,745	(652)	175,093	–	–	175,093

UBS	2,729	–	2,729	–	–	2,729

Total	$753,165	$(222,858)	$530,307	$–	$–	$530,307

Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(8,994,429)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,551,681

Total	$(7,442,748)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$223,212,030

NOTE 5–Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,384.
NOTE 6–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
i
nclude amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “
Trustees’ and Officers
’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 7–Cash Balances and Borrowings
The Fund has entered into a $80 million revolving credit and security agreement with BNP Paribas (the “BNP Credit Agreement”), which will expire on April 6, 2026.
The LLC has entered into a revolving credit and security agreement with Natixis (the “Natixis Credit Agreement”), which will expire on November 14, 2025. The LLC’s Natixis Credit Agreement permitted borrowings as follows: up to $30 million prior to April 25, 2025; and up to $19 million effective April 25, 2025.
The revolving credit and security agreements are secured by the assets of the Fund and the LLC, respectively. The Fund and the LLC are subject to certain covenants relating to their respective revolving credit and security agreements. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreements.
During the six months ended August 31, 2025, the average daily balance of borrowing under the Fund’s BNP Credit Agreement was $44,576,087 with an average interest rate of 6.17%.
During the six months ended August 31, 2025, the average daily balance of borrowing under the LLC’s Natixis Credit Agreement was $16,716,033 with an average interest rate of 7.18%.

28	Invesco Dynamic Credit Opportunity Fund

The combined carrying amount of the Fund’s and LLC’s payables for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates their fair value. Expenses under the revolving credit and security agreements are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees
.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

Capitol Imaging Services LLC	Delayed Draw Term Loan	$93,563	$(543)

Capitol Imaging Services LLC	Revolver Loan	92,950	70

Eisner Advisory Group LLC	Delayed Draw Term Loan	571,679	6,442

FDH Group Acquisition, Inc.	Delayed Draw Term Loan	166,472	(114)

Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	2,340,152	(59,703)

Lamark Media Group LLC	Revolver Loan	1,014,983	3,641

McDermott International Ltd.	LOC	2,600,801	(403,124)

NAC Aviation 8 Ltd.	Revolver Loan	1,642,458	0

Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	1,749,520	(68,061)

SDB Holdco LLC (Specialty Dental Brands)	Delayed Draw Term Loan	26,129	1,831

Selecta Group B.V.	Term Loan	453,320	8,748

Source Holding Delaware LLC	Delayed Draw Term Loan	386,395	(2,457)

Source Holding Delaware LLC	Revolver Loan	149,836	(100)

Tank Holding Corp.	Revolver Loan	174,468	(12,121)

V Global Holdings LLC	Revolver Loan	70,658	(3,399)

Western Smokehouse Partners	Delayed Draw Term Loan	121,024	(1,000)

Western Smokehouse Partners	Revolver Loan	55,063	8

		$11,709,471	$(529,882)

NOTE 9–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
For the six months ended August 31, 2025, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,364,881	$101,490,514	$119,855,395

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $44,991,317 and $64,732,639, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$35,133,525

Aggregate unrealized (depreciation) of investments	(78,416,696)

Net unrealized appreciation (depreciation) of investments	$(43,283,171)

Cost of investments for tax purposes is $366,042,518.

29	Invesco Dynamic Credit Opportunity Fund

NOTE 11–Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended August 31, 2025, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value

Barclays Bank PLC	$2,600,801	$2,379,733

NOTE 12–Dividends
The Fund declared the following quarterly dividends from net investment income subsequent to August 31, 2025.

		Amount Per Share
Share Class	Record Date	Payable September 30, 2025

Class A	Daily	$0.2895

Class AX	Daily	$0.2962

Class Y	Daily	$0.2965

Class R6	Daily	$0.2987

NOTE 13–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2025 (a)		February 28, 2025
	Shares	Amount	Shares	Amount

Sold:
Class A	28,207	$301,068	12,530	$138,151

Class AX	50,894	546,630	105,996	1,168,267

Class Y	19,713	211,889	197	2,191

Class R6	1,087,103	11,566,775	7,783,882	85,000,000

Issued as reinvestment of dividends:
Class A	1,576	16,929	1,663	18,333

Class AX	253,907	2,726,976	701,494	7,734,041

Class Y	147	1,581	1,238	13,684

Class R6	28,422	304,969	–	–

Reacquired:
Class A	–	–	(2,667)	(29,146)

Class AX	(1,596,104)	(17,127,149)	(16,186,015)	(177,156,376)

Class Y	(103)	(1,110)	(27,384)	(299,776)

Net increase (decrease) in share activity	(126,238)	$(1,451,442)	(7,609,066)	$(83,410,631)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 32% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 14–Subsequent Events
The Board of Trustees of the Fund unanimously approved the addition of Barings LLC (“Barings”) as a sub-adviser
to the Fund pursuant to a
Sub-Advisory
Contract between Barings and the Adviser, and the addition of Baring International Investment Limited (“BIIL”) as a
sub-sub-adviser
to the Fund pursuant to a
Sub-Sub-Advisory
Contract between Barings and BIIL (collectively, the “Proposal”). The Proposal was subsequently approved by the Fund’s shareholders and became effective on September 26, 2025.
Additionally, the Board approved the following strategy changes to the Fund, which became effective on September 26, 2025.
The Fund’s 80% investment policy was revised as follows: Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in credit-related instruments and in derivatives that have economic characteristics and provide investment exposure similar to credit-related instruments.
The Fund’s limitation regarding investing up to 60% of its net assets in originated loans was removed.

30	Invesco Dynamic Credit Opportunity Fund

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunity Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory
contract with Invesco Capital Management LLC (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June
16-18,
2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated
Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board also considered Invesco’s commitment to the Fund evidenced by its purchase of a significant dollar amount of Fund shares in 2024 to facilitate Fund liquidity and non-prorated
repurchase offers. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s quarterly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
The Board also considered that at its meeting held on June 17, 2025, it had, based on information provided by, and a recommendation from Invesco Advisers, approved Barings LLC as an unaffiliated sub-adviser
to the Fund and Baring International Investment Limited (with Barings LLC, Barings) as an unaffiliated sub-sub-adviser
to the Fund (subject to approval of the
sub-advisory
contract and the
sub-sub-advisory
contract by the shareholders of the Fund). The Board considered Invesco Advisers’ rationale for recommending the addition of Barings as sub-adviser
and
sub-sub-adviser
to the Fund, including why Invesco Advisers believed that Barings may contribute positively to the Fund’s performance and may allow the Fund to achieve greater diversification of its investments, as well as the oversight Invesco Advisers would provide to Barings.
The Board was advised of and approved certain related strategy changes for the Fund, with the

31	Invesco Dynamic Credit Opportunity Fund

understanding that these changes allow for the potential for improved risk adjusted returns as well as the potential for increased investor interest in the Fund. The Board also was advised that no near-term changes in the Fund’s liquidity profile are anticipated as a result of these strategy or subadviser changes. The Board considered information provided by Invesco Advisers with respect to alternatives to these proposed changes, including evaluation by Invesco Advisers of other potential subadviser organizations.
B Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund.
The Board considered that the Fund continued the historical performance information of Invesco Dynamic Credit Opportunities Fund (the Acquired Fund), an exchange-listed closed-end
fund with the same investment objective and substantially similar principal investment strategies as the Fund, following the consummation of the reorganization of the Acquired Fund into the Fund in November 2021. The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class AX shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class AX shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end
interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and
Sub-Advisory
Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were the same as and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board also noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth and fourth quintiles, respectively of its expense group and discussed with management reasons for such relative actual management fees. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s position in a peer group that does not uniformly reflect the Fund’s specific investment strategy which dynamically allocates across direct lending, opportunistic credit (including distressed debt), broadly syndicated loans and structured credit, and the additional management skills and the additional resources required by that strategy and asset class exposure as compared to the strategies employed by other funds in its peer group.
The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered
the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
At a meeting held on June 17, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunity Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved (i) an initial sub-advisory
contract between Invesco Advisers, Inc. (Invesco Advisers) and Barings LLC (Barings LLC and the
sub-advisory
contract) and (ii) an initial
sub-sub-advisory
contract between Barings LLC and Baring International Investment Limited (BIIL and with Barings LLC, Barings and the sub-sub-advisory
contract) for the Fund, each for an initial
two-year
term, subject to approval of the
sub-advisory
contract and the
sub-sub-advisory
contract by the shareholders of the Fund. After evaluating the factors discussed below, among others, the Board approved the Fund’s sub-advisory
contract and
sub-sub-advisory
contract and determined that the compensation payable thereunder by Invesco Advisers to Barings LLC and by Barings LLC to BIIL, respectively, is fair and reasonable.

32	Invesco Dynamic Credit Opportunity Fund

The Board’s Evaluation Process
In approving the
sub-advisory
contract and the
sub-sub-advisory
contract, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory
contracts for the series portfolios of funds advised by Invesco Advisers (Invesco Funds). As part of the review process, the Board reviewed and considered information provided in response to detailed requests for information submitted to Invesco Advisers and to Barings by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel). The independent Trustees discussed the approval of the sub-advisory
contract and the
sub-sub-advisory
contract in meetings with Invesco Advisers and fund counsel convened on June 13, 2025 and June 16, 2025, and also in separate sessions with the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and with independent legal counsel. The Board also met with Barings, Invesco Advisers and fund counsel on June 17, 2025.
The Board considered Invesco Advisers’ rationale for recommending the addition of Barings LLC as a subadviser to the Fund and BIIL as a sub-subadviser to the Fund, including why Invesco Advisers believed that Barings may contribute positively to the Fund’s performance and may allow the Fund to achieve greater diversification of its investments, as well as how the addition of Barings could attract investors into the Fund given the current demand in the market for a diversified private credit solution. The Board considered information provided by Invesco Advisers with respect to alternatives to these proposed changes, including evaluation by Invesco Advisers of other potential subadviser organizations. The Board also considered information provided by Invesco Advisers with respect to the due diligence conducted by Invesco Advisers of Barings, including as related to compliance, valuation, trading, financial stability and operations, and its ongoing oversight of Barings. The Board noted that Invesco Advisers would retain overall oversight of the Fund and its service providers, ensuring that the operational and compliance infrastructure utilized for the Fund remains consistent. The Board considered the sub-advisory
contract and the
sub-sub-advisory
contract within the context of the overall strategic partnership between MassMutual, the parent company of Barings, Barings and Invesco. The Board considered that the initial addition of Barings as a sub-adviser
to the Fund was not intended to result in any material transaction costs to the Fund in light of MassMutual’s intention to invest $150 million, provided shareholders approve the Proposals.
The Board also was advised of and approved certain related strategy changes for the Fund, with the understanding that these changes allow for the potential for improved risk adjusted returns as well as the potential for increased investor interest in the Fund. The Board also was advised that no near-term changes in the Fund’s liquidity profile are anticipated as a result of these strategy or subadviser changes.
The discussion below is a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s sub-advisory
contract and
sub-sub-advisory
contract. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions
A. Nature, Extent and Quality of Services Provided by Barings
The Board reviewed the nature, extent and quality of the services to be provided to the Fund by Barings under the sub-advisory
contract and
sub-sub-advisory
contract, and the credentials and experience of the officers and employees of Barings who will provide these services, including the Fund’s portfolio manager(s) from Barings. The Board’s review included consideration of Invesco Advisers’ recommendation of the addition of Barings LLC as a subadviser and BIIL as a sub-subadviser to the Fund, including Invesco Advisers’ evaluation of Barings’ operations, qualifications, performance and experience. The Board also met with representatives from Barings and considered Barings’ expertise with respect to certain asset classes and strategies, including their international capabilities in the direct lending space, and how that experience would complement that of Invesco Advisers and the affiliated subadvisers of the Fund. The Board reviewed the evaluation by the Fund’s Chief Compliance Officer (CCO) of Barings’ compliance program, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Board considered that the sub-advisory
contract and
sub-sub-advisory
contract may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and differentiated expertise of Barings in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Barings supported the approval of the sub-advisory
contract and
sub-sub-advisory
contract.
B. Investment Performance
Because Barings was a newly proposed subadviser to the Fund, the Board could not consider Barings’ investment performance in managing the Fund as a factor in evaluating the sub-advisory
contract and
sub-sub-advisory
contract. However, the Board considered and evaluated Barings’ performance in other accounts that it manages within its private credit and capital solutions strategies, as such strategies would be employed by Barings in sub-advising
the Fund.
C.
 Sub-Advisory
Fees
The Board considered the services that will be provided by Barings pursuant to the sub-advisory
contract and the
sub-sub-advisory
contract, as well as the fees payable by Invesco Advisers to Barings LLC pursuant to the sub-advisory
contract and the fees payable by Barings LLC to BIIL pursuant to the sub-sub-advisory
contract. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, the Fund, including oversight of Barings. The Board considered that the proposed sub-advisory
contract and
sub-sub-advisory
contract will not result in any changes to the Fund’s current fees. The Board considered that the fees to be paid under the sub-advisory
contract and the
sub-sub-advisory
contract appeared to be the result of arms-length negotiations.
The Board considered the amount and structure of the proposed compensation to Barings and received information from Invesco Advisers that such terms were the result of arm’s length, competitive negotiation. Invesco Advisers also advised that it had sought to obtain comparative fee information from public sources, but that such information is limited and was not available.
The Board noted that Barings and BIIL do not manage other mutual funds or client accounts with strategies substantially similar to that of the Fund.
D. Economies of Scale
The Board considered the extent to which there may be economies of scale in the provision of services to the Fund by Barings given the nature of the assets in which the Fund invests, and the extent to which such economies of scale may be shared with the Fund. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.
E.Profitability and Financial Resources
The Board did not consider Barings’ projected profitability because Invesco Advisers would be paying Barings out of the advisory fees that Invesco Advisers receives from the Fund for the sub-advisory
contract. The Board therefore believed that Invesco Advisers had an incentive to negotiate competitive sub-advisory
fees. The Board also noted that Barings LLC would be paying BIIL for the services provided under the sub-sub-advisory
contract. The Board received information from Barings demonstrating that Barings is financially sound and has the resources necessary to perform its obligations under the sub-advisory
contract and
sub-sub-advisory
contract.
F. Collateral Benefits to Barings
The Board considered various other benefits to be received by Barings from the relationship with the Fund, including the opportunity for Barings to scale its investment capabilities within the U.S. wealth market and expand its distribution and product opportunities.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

33	Invesco Dynamic Credit Opportunity Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-23665 and 333-255932	Invesco Distributors, Inc.	VK-CE-DCO-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Dynamic Credit Opportunity Fund

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date:	November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 7, 2025